Accounts receivable - Net: Expected loss rate (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expected loss rate:
Accounts receivables	$ 2,191,439	$ 1,458,653
Impairment provision	317,664	346,183	$ 191,766
Mexico
Expected loss rate:
Accounts receivables		65,452
Impairment provision	$ 208,731	$ 199,400
Mexico | Current
Expected loss rate:
Expected credit loss rate	0.00%	0.00%
Accounts receivables	$ 1,487,553	$ 474,854
Mexico | Three months
Expected loss rate:
Expected credit loss rate	0.02%	0.02%
Accounts receivables	$ 44,571	$ 59,819
Impairment provision	$ 9	$ 784
Mexico | Six months
Expected loss rate:
Expected credit loss rate	19.20%	19.20%
Accounts receivables	$ 6,429	$ 14,292
Impairment provision	$ 1,234	$ 2,744
Mexico | One year
Expected loss rate:
Expected credit loss rate	100.00%	100.00%
Accounts receivables	$ 78,432	$ 66,816
Impairment provision	$ 78,432	$ 66,816
Mexico | More than 365
Expected loss rate:
Expected credit loss rate	100.00%	100.00%
Accounts receivables	$ 129,056	$ 129,056
Impairment provision	129,056	129,056
Puerto Rico (Aerostar)
Expected loss rate:
Impairment provision	$ 52,056	$ 88,331
Puerto Rico (Aerostar) | Current
Expected loss rate:
Expected credit loss rate	5.40%	5.40%
Accounts receivables	$ 140,588	$ 444,515
Impairment provision	$ 7,657	$ 23,984
Puerto Rico (Aerostar) | Three months
Expected loss rate:
Expected credit loss rate	5.10%	5.10%
Accounts receivables	$ 98,868	$ 60,421
Impairment provision	$ 5,042	$ 3,084
Puerto Rico (Aerostar) | Six months
Expected loss rate:
Expected credit loss rate	43.70%	43.70%
Accounts receivables	$ 63,952	$ 3,702
Impairment provision	$ 27,947	$ 1,619
Puerto Rico (Aerostar) | One year
Expected loss rate:
Expected credit loss rate	87.50%	87.50%
Accounts receivables	$ 772	$ 4,896
Impairment provision	$ 676	$ 4,284
Puerto Rico (Aerostar) | More than 365
Expected loss rate:
Expected credit loss rate	100.00%	100.00%
Accounts receivables	$ 10,734	$ 55,360
Impairment provision	10,734	55,360
Colombia (Airplan)
Expected loss rate:
Impairment provision	$ 56,877	$ 58,452
Colombia (Airplan) | Current
Expected loss rate:
Expected credit loss rate	0.83%	0.83%
Colombia (Airplan) | Three months
Expected loss rate:
Expected credit loss rate	0.83%	0.70%
Accounts receivables	$ 82,638	$ 73,865
Impairment provision	$ 9,030	$ 516
Colombia (Airplan) | Six months
Expected loss rate:
Expected credit loss rate	0.83%	0.83%
Accounts receivables	$ 561	$ 1,610
Impairment provision	$ 561	$ 110
Colombia (Airplan) | One year
Expected loss rate:
Expected credit loss rate	100.00%	100.00%
Accounts receivables	$ 22,807	$ 37,214
Impairment provision	$ 22,807	$ 25,593
Colombia (Airplan) | More than 365
Expected loss rate:
Expected credit loss rate	100.00%	100.00%
Accounts receivables	$ 24,478	$ 32,233
Impairment provision	$ 24,478	$ 32,233